CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Issued capital [member]	Other Reserve [Member]	Shares Premium [Member]	Net Income Loss [Member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total [Member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2022	€ 45,122	€ 22,434	€ 106,920	€ (46,382)	€ (102,037)	€ (1,655)	€ 24,402	€ 145	€ 24,547
IfrsStatementLineItems [Line Items]
Net income/(loss) for the year				(2,417)			(2,417)	2	(2,415)
Other comprehensive income/(loss) for the year						(3,402)	(3,402)		(3,402)
Total comprehensive income/(loss) for the year				(2,417)		(3,402)	(5,819)	2	(5,817)
Appropriation of result				46,382	(46,382)
Debt Modification (Note 9)		310					310		310
Capital increase (Note 9)	176	(176)
Employee share-based compensation (Note 9)		2,246					2,246		2,246
Ending balance, value at Dec. 31, 2023	45,298	24,814	106,920	(2,417)	(148,419)	(5,057)	21,139	147	21,286
IfrsStatementLineItems [Line Items]
Net income/(loss) for the year				3,908			3,908	2	3,910
Other comprehensive income/(loss) for the year						(2,834)	(2,834)		(2,834)
Total comprehensive income/(loss) for the year				3,908		(2,834)	1,074	2	1,076
Appropriation of result				2,417	(2,417)
Capital increase (Note 9)	193	(193)
Employee share-based compensation (Note 9)		1,858					1,858		1,858
Ending balance, value at Dec. 31, 2024	45,491	26,479	106,920	3,908	(150,836)	(7,891)	24,071	149	24,220
IfrsStatementLineItems [Line Items]
Net income/(loss) for the year				1,292			1,292	3	1,295
Other comprehensive income/(loss) for the year						(486)	(486)		(486)
Total comprehensive income/(loss) for the year				1,292		(486)	806	3	809
Appropriation of result				(3,908)	3,908
Capital increase (Note 9)	150	(150)
Treasury Shares		(2,359)					(2,359)		(2,359)
Employee share-based compensation (Note 9)		6,028					6,028		6,028
Ending balance, value at Dec. 31, 2025	€ 45,641	€ 29,998	€ 106,920	€ 1,292	€ (146,928)	€ (8,377)	€ 28,546	€ 152	€ 28,698